INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 3,959
Currency translation	(387)
Goodwill at end of period	3,572
Russia
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	2,265
Currency translation	(260)
Goodwill at end of period	2,005
Algeria
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	1,167
Currency translation	(90)
Goodwill at end of period	1,077
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	335
Currency translation	(26)
Goodwill at end of period	309
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	154
Currency translation	(9)
Goodwill at end of period	145
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	38
Currency translation	(2)
Goodwill at end of period	$ 36